Effect of COVID-19 Pandemic	9 Months Ended
Sep. 30, 2020
Effect of COVID-19 Pandemic
Effect of COVID-19 Pandemic

3 Effect of COVID-19 Pandemic

The COVID-19 pandemic, which began in December 2019, has spread worldwide and continues to cause many governments to maintain measures to slow the spread of the outbreak through quarantines, travel restrictions, closures of borders and requiring maintenance of physical distance between individuals. Due to the complexity of the overall factors, which cannot be reliably separated from unrelated drivers of changes in the Group’s financial performance, the impact of the pandemic could not be quantified.

For more information, also refer to note 2.1 COVID-19 reporting and to notes 4 and 5 below on the new COVID-19 segment.